FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-9091

Strong Life Stage Series, Inc., on behalf of the Strong Aggressive Portfolio
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  (Exact name of registrant as specified in charter)

P.O. Box 850 Menomonee Falls, WI 53202
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  (Address of principal executive offices)

John Widmer, Strong Financial Corporation
P.O. Box 850 Menomonee Falls, WI 53202
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (262) 257-7730

Date of Fiscal year-end: DECEMBER 31

Date of reporting period: 7/1/2004 - 4/8/2005
                          -------------------
Item 1. Proxy Voting Record

Throughout the reporting period, the Strong Conservative Portfolio was structured as a fund-of-funds and held shares of other investment companies ("underlying funds") managed by Strong Capital Management, Inc. The N-PX filing for the Portfolio presents the proxy voting records resulting from the underlying funds held by the Portfolio.

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ISSUER NAME      TICKER          CUSIP         MTG DATE    MTG TYPE
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-------------------------------------------------------------------------------------------
                                               PROPOSAL    VOTED?    VOTE   FOR/AGNST MGMT
                                               TYPE
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STRONG ADVISOR   STCSX           86334C109     12/10/04    SPECIAL
COMMON STOCK
FUND - CLASS Z
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1  Approval of an Agreement and Plan of        MGMT        YES       FOR    FOR
   Reorganization, under which substantially
   all of the assets of the Strong Fund will
   be transferred to a corresponding Wells
   Fargo Fund.
-------------------------------------------------------------------------------------------
2  Approval of an interim advisory agreement   MGMT        YES       FOR    FOR
-------------------------------------------------------------------------------------------
3  Approval of an interim sub-advisory         MGMT        YES       FOR    FOR
   agreement with Wells Capital Management
   Incorporated
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
STRONG ADVISOR   862917846       SEQKX         12/10/04    SPECIAL
U.S. VALUE FUND
- CLASS K
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1  Approval of an Agreement and Plan of        MGMT        YES       FOR    FOR
   Reorganization, under which substantially
   all of the assets of the Strong Fund will
   be transferred to a corresponding Wells
   Fargo Fund.
-------------------------------------------------------------------------------------------
2  Approval of an interim advisory agreement   MGMT        YES       FOR    FOR
-------------------------------------------------------------------------------------------
3  Approval of an interim sub-advisory         MGMT        YES       FOR    FOR
   agreement with Wells Capital Management
   Incorporated
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
STRONG ENDEAVOR  86335K886       SENDX         12/10/04    SPECIAL
FUND - INVESTOR
CLASS
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1  Approval of an Agreement and Plan of        MGMT        YES       FOR    FOR
   Reorganization, under which substantially
   all of the assets of the Strong Fund will
   be transferred to a corresponding Wells
   Fargo Fund.
-------------------------------------------------------------------------------------------
2  Approval of an interim advisory agreement   MGMT        YES       FOR    FOR
-------------------------------------------------------------------------------------------
3  Approval of an interim sub-advisory         MGMT        YES       FOR    FOR
   agreement with Wells Capital Management
   Incorporated
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
STRONG           863344107       STVSX         12/22/04    SPECIAL
GOVERNMENT
SECURITIES FUND
- INVESTOR CLASS
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1  Approval of an Agreement and Plan of        MGMT        YES       FOR    FOR
   Reorganization, under which substantially
   all of the assets of the Strong Fund will
   be transferred to a corresponding Wells
   Fargo Fund.
-------------------------------------------------------------------------------------------
2  Approval of an interim advisory agreement   MGMT        YES       FOR    FOR
-------------------------------------------------------------------------------------------
3  Approval of an interim sub-advisory         MGMT        YES       FOR    FOR
   agreement with Wells Capital Management
   Incorporated
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
STRONG GROWTH    862917820       SGIKX         12/10/04    SPECIAL
AND INCOME FUND
- CLASS K
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1  Approval of an Agreement and Plan of        MGMT        YES       FOR    FOR
   Reorganization, under which substantially
   all of the assets of the Strong Fund will
   be transferred to a corresponding Wells
   Fargo Fund.
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2  Approval of an interim advisory agreement   MGMT        YES       FOR    FOR
-------------------------------------------------------------------------------------------
3  Approval of an interim sub-advisory         MGMT        YES       FOR    FOR
   agreement with Matrix Asset Advisors, Inc.
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-------------------------------------------------------------------------------------------
STRONG OVERSEAS  862933306       SOVRX         12/10/04    SPECIAL
FUND - INVESTOR
CLASS
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1  Approval of an Agreement and Plan of        MGMT        YES       FOR    FOR
   Reorganization, under which substantially
   all of the assets of the Strong Fund will
   be transferred to a corresponding Wells
   Fargo Fund.
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2  Approval of an interim advisory agreement   MGMT        YES       FOR    FOR
-------------------------------------------------------------------------------------------
3  Approval of an interim sub-advisory         MGMT        YES       FOR    FOR
   agreement with New Star Institutional
   Managers Limited
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STRONG           86335M106       SSTBX         12/10/04    SPECIAL
SHORT-TERM BOND
FUND - INVESTOR
CLASS
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1  Approval of an Agreement and Plan of        MGMT        YES       FOR    FOR
   Reorganization, under which substantially
   all of the assets of the Strong Fund will
   be transferred to a corresponding Wells
   Fargo Fund.
-------------------------------------------------------------------------------------------
2  Approval of an interim advisory agreement   MGMT        YES       FOR    FOR
-------------------------------------------------------------------------------------------
3  Approval of an interim sub-advisory         MGMT        YES       FOR    FOR
   agreement with Wells Capital Management
   Incorporated
-------------------------------------------------------------------------------------------

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STRONG ULTRA     863338109       STADX         12/10/04    SPECIAL
SHORT-TERM
INCOME FUND -
INVESTOR CLASS
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1  Approval of an Agreement and Plan of        MGMT        YES       FOR    FOR
   Reorganization, under which substantially
   all of the assets of the Strong Fund will
   be transferred to a corresponding Wells
   Fargo Fund.
-------------------------------------------------------------------------------------------
2  Approval of an interim advisory agreement   MGMT        YES       FOR    FOR
-------------------------------------------------------------------------------------------
3  Approval of an interim sub-advisory         MGMT        YES       FOR    FOR
   agreement with Wells Capital Management
   Incorporated
-------------------------------------------------------------------------------------------



SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Strong Life Stage Series, Inc., on behalf of the Strong Aggressive Portfolio
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       (Registrant)




By /s/ John W. Widmer, Secretary and Treasurer
       (Signature & Title)


Date August 19, 2005